091-62333

For Internal Use Only
SEC File No. 91-

Submit 1 Original
And 9 Copies

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**U.S. SECURITIES AND EXCHANGE COMMISSION**
**WASHINGTON, D.C. 20549**
**FORM 19b-4(e)**

# Information Required of a Self-Regulatory Organization Listing and Trading New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product: American Stock Exchange LLC.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.): Corporation
3. Class of New Derivative Securities Product: Index-Linked Securities
4. Name of Underlying Instrument: S&P 500 Index
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow Based: Broad-Based.
6. Ticker Symbol(s) of New Derivative Product: SIT
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

The common stocks of index are listed on either the NYSE, Amex, or Nasdaq.

8. Settlement Methodology of New Derivative Securities Product: Cash settlement on regular-way trades on the American Stock Exchange and settled through the National Securities Clearing corporation ("NSCC") on T+3.
9. Position Limits of New Derivative Securities Product (if applicable): Not Applicable.

RECEIVED
2007 DEC -4 PM 3:41
SEC / MR

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: Dennis J. Meekins

| | |
|---|---|
| Title: | Vice President |
| Telephone Number: | (212) 306-1302 |
| Manual Signature of Official Responsible for Form: | |
| Date: | December 3, 2007 |

**PROCESSED**
DEC 19 2007
THOMSON FINANCIAL

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | DEC - 4 20.. |

AMERICAN
STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

Bryan Fischer
Managing Director
212.306.2434 T
212.306.5325 F
bryan.fischer@amex.com

December 3, 2007

**BY FACSIMILE AND OVERNIGHT COURIER**
**202/ 772-9273**
Securities and Exchange Commission
Division of Market Regulations
100 F. Street NE – Room 6628
Washington DC 20549
Attn: Gail Jackson – Paralegal Specialist

Re: Form 19b-4(e)

Dear Ms. Jackson:

The American Stock Exchange LLC hereby files Form 19b-4(e), with respect to the following Merrill Lynch notes:

- Accelerated Return Notes linked to the DJIA (DMY)
- Accelerated Return Bear Market Notes linked to the Russell 2000 Index (RZY)
- STARS linked to the S&P 500 Index (SIT)

All listed pursuant to the Amex Company Guide Section 107.

RECEIVED
2007 DEC -4 PM 3:41
SEC / MR

Sincerely,

Bryan Fischer

Attachment

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | DEC - 4 2007 |

END